Intangible assets - Summary of Goodwill Impairment Test and Estimated Value in Use after Adjusting The Carrying Values of Assets and Was More Than Carrying Value Of Goodwill (Detail) - INR (₨)
₨ in Millions
	Mar. 31, 2024	Mar. 31, 2023
wind power segment [member] | Ostro Energy Group [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 2,050	₨ 583
wind power segment [member] | ReNew Vayu Urja (KCT) [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	1,185	1,831
wind power segment [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	2,318	1,706
solar power segment [member] | Prathamesh Solarfarms [member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	685	964
solar power segment [member] | Others [Member]
Disclosure of information for cash-generating units [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	₨ 911	₨ 1,844